Significant Customers (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of Concentrations of Revenues

Carriers representing 10% or more of total revenue are presented in the table below:

	For the three months ended September 30,		For the nine months ended September 30,
	2020	2019	2020	2019
BlueCross BlueShield	25%	24%	26%	25%
Priority Health	21%	16%	26%	19%

Carriers representing 10% or more of total revenue are presented in the table below:

Insurance Carrier	December 31, 2019	December 31, 2018
BlueCross BlueShield	26.2%	39.5%
Priority Health	19.7%	44.2%